RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executed lines of credit to Company executives
Related Party Transaction [Line Items]
Outstanding balance	$ 0	$ 809	$ 809
Loans to Company executives
Related Party Transaction [Line Items]
Outstanding balance	$ 0	$ 353